10. Loss Per Share	9 Months Ended
Mar. 31, 2014
Notes
10. Loss Per Share

10.               LOSS PER SHARE

Basic loss per common share is based on the weighted average number of common shares outstanding in each period and net loss.

The following table sets forth the computation of basic and diluted loss per share.

	Three months ended March 31,		Nine months ended March 31,
	2014	2013	2014	2013

Net loss – basic	$(83,631)	$(36,113)	$(144,406)	$(145,127)
Interest expense for conversion of promissory note	-	-	-	2,700
Net loss diluted	(86,631)	(36,113)	(144,406)	(147,827)
Weighted average shares – basic	64,326,051	64,470,950	64,430,687	63,953,607
Incremental shares outstanding
Assuming the conversion of dilutive
Convertible promissory notes
Weighted average shares – diluted	64,326,051	64,470,950	64,430,687	63,953,607
Loss per share
Basic	$(0.001)	$(0.001)	$(0.002)	$(0.002)
Diluted	$(0.001)	$(0.001)	$(0.002)	$(0.002)

Convertible promissory notes (and related expenses) were not included in the computation of diluted loss per common share for the three- and nine-month periods ended March 31, 2014, since their inclusion would have resulted in an anti-dilutive effect.

Anti-dilutive securities not included in the net loss per share calculation.